AdvisorDesigns® Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated June 30, 2007,
To Prospectus Dated May 1, 2007

Effective June 30, 2007, the names of the following Subaccounts will change as indicated:

Former Name	New Name
Rydex VT Dynamic Dow	Rydex VT Dow 2x Strategy
Rydex VT Dynamic OTC	Rydex VT OTC 2x Strategy
Rydex VT Dynamic Russell 2000®	Rydex VT Russell 2000® 2x Strategy
Rydex VT Dynamic S&P 500	Rydex VT S&P 500 2x Strategy
Rydex VT Dynamic Strengthening Dollar	Rydex VT Strengthening Dollar 2x Strategy
Rydex VT Dynamic Weakening Dollar	Rydex VT Weakening Dollar 2x Strategy
Rydex VT Europe Advantage	Rydex VT Europe 1.25x Strategy
Rydex VT Government Long Bond Advantage	Rydex VT Government Long Bond 1.2x Strategy
Rydex VT Inverse Dynamic Dow	Rydex VT Inverse Dow 2x Strategy
Rydex VT Inverse Government Long Bond	Rydex VT Inverse Government Long Bond Strategy
Rydex VT Inverse Mid Cap	Rydex VT Inverse Mid-Cap Strategy
Rydex VT Inverse OTC	Rydex VT Inverse OTC Strategy
Rydex VT Inverse Russell 2000®	Rydex VT Inverse Russell 2000® Strategy
Rydex VT Inverse S&P 500	Rydex VT Inverse S&P 500 Strategy
Rydex VT Japan Advantage	Rydex VT Japan 1.25x Strategy
Rydex VT Mid Cap Advantage	Rydex VT Mid-Cap 1.5x Strategy
Rydex VT Russell 2000® Advantage	Rydex VT Russell 2000® 1.5x Strategy

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 5, is updated to read as follows:*

  AIM V.I. Capital Appreciation
  AIM V.I. International Growth
  AIM V.I. Mid Cap Core Equity
  Direxion Dynamic VP HY Bond
  Dreyfus VIF International Value
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond II
  Fidelity® VIP Contrafund®
  Fidelity® VIP Growth Opportunities
  Fidelity® VIP Index 500
  Fidelity® VIP Investment Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  Oppenheimer Main Street Small Cap Fund®/VA
  PIMCO VIT Low Duration
  PIMCO VIT Real Return
  PIMCO VIT StocksPLUS® Growth and Income
  PIMCO VIT Total Return
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Berolina
  RVT CLS AdvisorOne Clermont
  Rydex VT Absolute Return Strategies
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Commodities Strategy

  Rydex VT Consumer Products
  Rydex VT Dow 2x Strategy
  Rydex VT Electronics
  Rydex VT Energy
  Rydex VT Energy Services
  Rydex VT EP Aggressive
  Rydex VT EP Conservative
  Rydex VT EP Moderate
  Rydex VT Europe 1.25x Strategy
  Rydex VT Financial Services
  Rydex VT Government Long Bond 1.2x Strategy
  Rydex VT Health Care
  Rydex VT Hedged Equity
  Rydex VT Internet
  Rydex VT Inverse Dow 2x Strategy
  Rydex VT Inverse Government Long Bond Strategy
  Rydex VT Inverse Mid-Cap Strategy
  Rydex VT Inverse OTC Strategy
  Rydex VT Inverse Russell 2000® Strategy
  Rydex VT Inverse S&P 500 Strategy
  Rydex VT Japan 1.25x Strategy
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value

  Rydex VT Mid-Cap 1.5x Strategy
  Rydex VT Multi-Cap Core Equity
  Rydex VT Nova
  Rydex VT OTC
  Rydex VT OTC 2x Strategy
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Russell 2000® 1.5x Strategy
  Rydex VT Russell 2000® 2x Strategy
  Rydex VT S&P 500 2x Strategy
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Strengthening Dollar 2x Strategy
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Transportation
  Rydex VT U.S. Government Money Market
  Rydex VT Utilities
  Rydex VT Weakening Dollar 2x Strategy
  SBL Global
  SBL Small Cap Value
  Van Kampen LIT Government
  Wells Fargo Advantage Opportunity VT

*Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

Please Retain This Supplement For Future Reference